Net Gains (Losses) from Derecognition of Financial Assets Measured at Amortized Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 21	€ 10	€ 5
Losses	(12)	(21)	(101)
Net gains (losses) from derecognition of financial assets measured at amortized cost	€ 9	€ (11)	€ (96)